14. Related Party (Details Narrative) - USD ($)	12 Months Ended		15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Andy Heyward Animation Art [Member]
Royalty revenue	$ 96	$ 247
Andy Heyward [Member]
Production cost			$ 186,000
Due from related party	1,504	$ 1,248	1,504
Gregory Payne [Member]
Due from related party	5,558		5,558
Foothill Entertainment [Member]
Due from related party	$ 7,517		$ 7,517